Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Component of Income Tax Expense

The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense (benefit) for 2015, 2014 and 2013 consisted of the following:

	2015	2014	2013
Current
Bermuda	$—	$—	$—
Foreign	3,648	(17,251)	8,571

	3,648	(17,251)	8,571

Deferred
Bermuda	—	—	—
Foreign	3,047	(817)	(1,740)

	3,047	(817)	(1,740)

	$6,695	$(18,068)	$6,831

Components of Income Before Income Taxes and Noncontrolling Interest

The components of income before income taxes and noncontrolling interest were as follows:

	2015	2014	2013
Bermuda sources	$—	$—	$—
Foreign sources	119,158	176,986	196,205

	$119,158	$176,986	$196,205

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2015	2014	2013
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	3.65%	1.53%	0.92%
Tax uncertainties	1.97%	-11.74%	2.56%

	5.62%	-10.21%	3.48%

Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are presented below:

	2015	2014
Current deferred tax assets
Other	$1,203	$2,100

Current deferred tax assets	1,203	2,100

Non-current deferred tax assets
Net operating loss carryforwards	21,595	18,128
Other	1,384	1,833

	22,979	19,961
Valuation allowance (net operating loss)	(678)	—

Non-current deferred tax assets, net	22,301	19,961

Non-current deferred tax liabilities
Containers, net	31,816	24,910
Other	905	726

Non-current deferred tax liabilities	32,721	25,636

Net deferred tax liability	$9,217	$3,575

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2015 and 2014 are as follows:

Balance at December 31, 2013	$29,683
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	(15,139)
Increases related to current year tax positions	2,383
Settlements	(6,644)
Lapse of statute of limitations	(484)

Balance at December 31, 2014	9,799
Increases related to prior year tax positions	36
Decreases related to prior year tax positions	—
Increases related to current year tax positions	2,798
Settlements	—
Lapse of statute of limitations	(568)

Balance at December 31, 2015	$12,065